Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment
Movements in prepayments on flight equipment during the six months ended June 30, 2020 and 2019 were as follows:

	Six Months Ended June 30,
	2020	2019
Prepayments on flight equipment at beginning of period	$2,954,478	$3,024,520
Prepayments during the period	685,051	522,887
Interest paid and capitalized during the period	31,830	53,905
Prepayments and capitalized interest applied to the purchase of flight equipment	(301,263)	(639,945)
Prepayments on flight equipment at end of period	$3,370,096	$2,961,367